UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2013

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 4/26/13
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 156

Form 13F Information Table Value Total: $295,238 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                            Title          CUSIP       Values    Shares   Investment   Other       Voting Authority
                                         Of Class                                       Discretion   Mgrs      Sole   Shared   None


ACE Ltd                                    SHS          H0023R105    3,551    39,915                         39,915
Abbot Labs                                 COM          002824100    2,028    57,426                         57,426
Actavis Inc                                COM          00507K103    2,371    25,746                         25,746
Alexion Pharmaceuticals Inc                COM          015351109    4,853    52,674                         52,674
Alliance Data Systems Corp                 COM          018581108    1,146     7,081                          7,081
Altria Group Inc                           COM          02209S103      594    17,276                         17,276
Amazon Com Inc                             COM          023135106      785     2,945                          2,945
Apple Inc                                  COM          037833100    7,106    16,053                         16,053
ARM Hldgs PLC                         SPONSORED ADR     042068106    4,273   100,855                        100,855
Baidu Inc                            SPON ADR REP A     056752108    1,464    16,689                         16,689
Berkshire Hathaway Inc Del              CL B NEW        084670702      998     9,577                          9,577
Biogen Idec Inc                            COM          09062X103    3,139    16,296                         16,296
Bldrs Index Fds Tr                    EMER MK 50 ADR    09348R300    1,184    30,667                         30,667
Bristol Myers Squibb Co                    COM          110122108      684    16,595                         16,595
Buffalo Wild Wings Inc                     COM          119848109    2,249    25,688                         25,688
Caterpillar Inc Del                        COM          149123101      517     5,947                          5,947
Cenovus Energy Inc                         COM          15135U109    2,831    91,342                         91,342
Cerner Corp                                COM          156782104    4,085    43,120                         43,120
Chevron Corp New                           COM          166764100    3,685    31,012                         31,012
Claymore Exchange Trd Fd Tr          GUG MULTI ASSET    18383M506      231     9,680                          9,680
Claymore Exchange Trd Fd Tr          GUGG SPINOFF ETF   18383M605    2,743    77,254                         77,254
Claymore Exchange Trd Fd Tr           GUGG FRNTR MKT    18383Q838    2,097   109,868                        109,868
Clean Harbors Inc                          COM          184496107    1,144    19,700                         19,700
Coca Cola Co                               COM          191216100      607    15,002                         15,002
Colgate Palmolive Co                       COM          194162103      635     5,382                          5,382
Comcast Corp New                          CL A          20030N101    1,145    27,276                         27,276
Concho Res Inc                             COM          20605P101      876     8,989                          8,989
ConocoPhillips                             COM          20825C104      382     6,354                          6,354
Demandware Inc                             COM          24802Y105    3,778   149,046                        149,046
Disney Walt Co                         COM DISNEY       254687106      218     3,840                          3,840
EGA Emerging Global SHS Tr           EGS EMKTCONS ETF   268461779    4,097   154,090                        154,090
Eagle Materials Inc                        COM          26969P108    3,433    51,524                         51,524
Eaton Vance Mun Bd Fd                      COM          27827X101      626    45,520                         45,520
Eaton Vance Ltd Dur Income F               COM          27828H105      544    31,784                         31,784
Eaton Vance Tx Mgd Div Eq In               COM          27828N102      593    58,412                         58,412
Eaton Vance Sh Tm Dr Divr In               COM          27828V104      676    39,262                         39,262
Exxon Mobil Corp                           COM          30231G102    4,860    53,932                         53,932
First Rep Bk San Francisco C               COM          33616C100    4,378   113,368                        113,368
General Electric Co                        COM          369604103      586    25,334                         25,334
Genomic Health Inc                         COM          37244C101    1,437    50,823                         50,823
Global X Fds                          GLB X SUPERDIV    37950E549    1,273    54,478                         54,478
Global X Fds                          GLB X BRAZ CON    37950E846    3,420   170,828                        170,828
Google Inc                                CL A          38259P508    1,702     2,143                          2,143
Guideware Software Inc                     COM          40171V100    1,208    31,421                         31,421
HDFC Bank Ltd                         ADR REPS 3 SHS    40415F101    2,838    75,841                         75,841
Hain Celestial Group Inc                   COM          405217100    2,045    33,475                         33,475
Home Depot Inc                             COM          437076102    5,224    74,859                         74,859
Imperial Oil Ltd                         COM NEW        453038408      940    22,994                         22,994
Imperva Inc                                COM          45321L100    2,646    68,715                         68,715
India Fd Inc                               COM          454089103    2,209   104,015                        104,015
International Business Machs               COM          459200101      645     3,022                          3,022
Intuitive Surgical Inc                   COM NEW        46120E602      879     1,790                          1,790
IShares Tr                           DJ SEL DIV INX     464287168    2,247    35,444                         35,444
IShares Tr                             S&P 500 INDEX    464287200    3,887    24,700                         24,700
IShares Tr                           CORE TOTUSBD ETF   464287226      207     1,867                          1,867
IShares Tr                            MSCI EMERG MKT    464287234    7,723   180,568                        180,568
IShares Tr                             S&P500 GRW       464287309      549     6,664                          6,664
IShares Tr                           MSCI EAFE INDEX    464287465    2,823    47,856                         47,856
IShares Tr                           NASDQ BIO INDX     464287556      494     3,091                          3,091
IShares Tr                            CONS SRVC IDX     464287580    1,502    15,388                         15,388
IShares Tr                            S&P MC 400 GRW    464287606      687     5,358                          5,358
IShares Tr                            RUSSELL1000GRW    464287614      229     3,214                          3,214
IShares Tr                            RUSL 3000 GROW    464287671      456     7,821                          7,821
IShares Tr                            DJ US INDUSTRL    464287754      470     5,753                          5,753
IShares Tr                             S&P EURO PLUS    464287861      443    11,160                         11,160
IShares Tr                            S&P SMLCP GROW    464287887      670     7,140                          7,140
IShares Tr                            S&P NTL AMTFREE   464288414      542     4,919                          4,919
IShares Tr                             HIGH YLD CORP    464288513    2,093    22,188                         22,188
IShares Tr                           RESIDENT PLS CAP   464288562    4,592    89,019                         89,019
IShares Tr                           BARCLYS INTER CR   464288638    2,080    18,712                         18,712
IShares Tr                            US PFD STK IDX    464288687    4,292   105,916                        105,916
IShares Tr                            RUS200 GRW IDX    464289438    1,870    49,812                         49,812
IShares Tr                             HGH DIV EQT FD   46429B663     250      3,819                          3,819
IShares Tr                             MSCI CHINA IDX   46429B671   2,301     50,784                         50,784
Johnson & Johnson                           COM         478160104     802      9,839                          9,839
Kinder Morgan Energy Partner           UT LTD PARTNER   494550106     413      4,600                          4,600
Kodiak Oil & Gas Corp                       COM         50015Q100   2,432    267,540                        267,540
LKQ Corp                                    COM         501889208   3,450    158,539                        158,539
Lululemon Athletica Inc                     COM         550021109   2,812     45,109                         45,109
Manhattan Assocs Inc                        COM         562750109   2,649     35,663                         35,663
Market Vectors ETF Tr                 BRAZL SMCP ETF    57060U613   2,394     59,352                         59,352
Mastercard Inc                             CL A         57636Q104   2,683      4,958                          4,958
Mead Johnson Nutrition Co                   COM         582839106     995     12,841                         12,841
Middleby Corp                               COM         596278101     882      5,796                          5,796
Nuveen Mun Value Fd Inc                     COM         670928100     135     13,250                         13,250
Onyx Pharmaceuticals Inc                    COM         683399109   2,457     27,649                         27,649
Oracle Corp                                 COM         68389X105     411     12,705                         12,705
Pfizer Inc                                  COM         717081103     843     29,211                         29,211
Philip Morris Intl Inc                      COM         718172109     663      7,146                          7,146
Phillips 66                                 COM         718546104     208      2,978                          2,978
Pimco ETF Tr                           AUSTRALIA BD     72201R742     563      5,450                          5,450
Pimco ETF Tr                          0-5 HIGH YIELD    72201R783   3,425     32,755                         32,755
Pimco ETF Tr                          INTER MUN BD ST   72201R866   1,134     20,945                         20,945
Plum Creek Timber Co Inc                    COM         729251108     392      7,500                          7,500
Powershares QQQ Trust                   UNIT SER 1      73935A104   2,324     33,697                         33,697
Powershares ETF Trust                 DYNA BUYBK ACH    73935X286   3,131     91,974                         91,974
Powershares ETF Trust                 HI YLD EQ DVDN    73935X302   3,025    286,159                        286,159
Powershares ETF Trust                  DYN OIL SVCS     73935X625   1,792     76,700                         76,700
Powershares ETF Trust II              INTL CORP BOND    73936Q835     492     17,218                         17,218
Powershares Global ETF Trust          FDM HG YLD RAFI   73936T557   2,372    122,502                        122,502
Powershares Global ETF Trust           SOVEREIGN DEBT   73936T573   4,002    134,375                        134,375
Powershares ETF Trust II               S&P500 LOW VOL   73937B779   1,992     64,091                         64,091
Procter & Gamble Co                         COM         742718109   1,032     13,396                         13,396
Qualcomm Inc                                COM         747525103   2,518     37,609                         37,609
Randgold Res Ltd                            ADR         752344309     987     11,474                         11,474
Rayonier Inc                                COM         754907103   2,150     36,034                         36,034
Ross Stores Inc                             COM         778296103   2,352     38,802                         38,802
Rydex ETF Trust                       GUGS&P500 EQ WT   78355W106   1,373     23,021                         23,021
Rydex ETF Trust                      GUG S&P500EQWTHC   78355w841     281      3,144                          3,144
Rydex ETF Trust                      GUG S&P500EQWTFI   78355w858     287      8,621                          8,621
SPDR Gold Trust                           GOLD SHS      78463V107  13,466     87,173                         87,173
SPDR Index SHS FDS                     EMERG MKTS ETF   78463X509   1,146     17,552                         17,552
SPDR Index SHS FDS                    S&P EM MKT DIV    78463X533  1,406      31,161                         31,161
SPDR Series Trust                     MORGAN TECH ETF   78464A102    480       6,555                          6,555
SPDR Series Trust                     BRCLYS CAP CONV   78464A359  1,173      27,679                         27,679
SPDR Series Trust                     DB INT GVT ETF    78464A490  2,346      37,787                         37,787
SPDR Series Trust                     S&P RETAIL ETF    78464A714    569       8,080                          8,080
SPDR Series Trust                      S&P DIVID ETF    78464A763  2,674      40,528                         40,528
SPDR Series Trust                     S&P 400 MDCP GRW  78464A821  1,189      12,465                         12,465
SSGA Active ETF Tr                    GLOBL ALLO ETF    78467v400    296       9,250                          9,250
SPDR Dow Jones Indl Avrg ETF             UT SER 1       78467X109    706       4,860                          4,860
Salesforce Com Inc                          COM         79466L302  2,814      15,735                         15,735
Schwab Strategic Tr                    US BRD MKT ETF   808524102    260       6,858                          6,858
Schwab Strategic Tr                    US LCAP GR ETF   808524300    530      14,229                         14,229
Select Sector SPFR TR                    TECHNOLOGY     81369Y803    638      21,072                         21,072
Senior Hsg Pptys Tr                      SH BEN INT     81721M109    600      22,367                         22,367
Simon Ppty Group Inc New                    COM         828806109    421       2,657                          2,657
Sirona Dental Systems Inc                   COM         82966C103  1,796      24,362                         24,362
Sourcefire Inc                              COM         83616T108  1,800      30,393                         30,393
Southern Co                                 COM         842587107    671      14,307                         14,307
Splunk Inc                                  COM         848637104  2,965      74,081                         74,081
Stericycle Inc                              COM         858912108  2,477      23,325                         23,325
TJX Cos Inc New                             COM         872540109  2,510      53,699                         53,699
Templeton Global Income Fd                  COM         880198106    114      12,149                         12,149
Tesla Mtrs Inc                              COM         88160R101  2,355      62,160                         62,160
Texas Capital Bancshares Inc                COM         88224Q107  1,008      24,917                         24,917
Thermo Fisher Scientific Inc                COM         883556102  1,785      23,332                         23,332
Transdigm Group Inc                         COM         893641100  1,140       7,453                          7,453
Triumph Group Inc New                       COM         896818101  1,215      15,480                         15,480
Under Armour Inc                           CL A         904311107  1,139      22,243                         22,243
Vanguard World Fd                      MEGA GRTH IND    921910816  2,028      33,779                         33,779
Vanguard World Fds                     UTILITIES ETF    92204A876  3,195      37,699                         37,699
Vanguard Intl Equity Index F           ALLWRLD EX US    922042775  2,189      47,214                         47,214
Vanguard Intl Equity Index F         MSCI EMR MKT ETF   922042858    430      10,021                         10,021
Vanguard Index Fds                       REIT ETF       922908553    257       3,638                          3,638
Vanguard Index Fds                     EXTEND MKT ETF   922908652  3,974      58,229                         58,229
Vanguard Index Fds                      TOTAL STK MKT   922908769    263       3,252                          3,252
Verizon Communications Inc                  COM         92343V104    850      17,296                         17,296
Visa Inc                                 COM CL A       92826C839  5,216      30,712                         30,712
WEX Inc                                     COM         96208T104  3,364      42,851                         42,851
Whole Foods Mkt Inc                         COM         966837106  2,285      26,339                         26,339
WisdomTree Trust                      EMG MKTS SMCAP    97717W281  2,159      41,840                         41,840
WisdomTree Trust                      EMERG MKTS ETF    97717W315  6,608     120,018                        120,018
WisdomTree Trust                      DIV EX-FINL FD    97717w406    335       5,399                          5,399
WisdomTree Tr                         ASIA LC DBT FD    97717X842    932      17,809                         17,809
WisdomTree Tr                         EM LCL DEBT FD    97717X867  1,549      29,493                         29,493